Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Oppenheimer International Bond Fund), USD $)	0 Months Ended
	Jan. 28, 2013
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 575
Expense Example, No Redemption, 3 Years	786
Expense Example, No Redemption, 5 Years	1,014
Expense Example, No Redemption, 10 Years	1,670
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	599
Expense Example, No Redemption, 5 Years	1,031
Expense Example, No Redemption, 10 Years	1,790
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	175
Expense Example, No Redemption, 3 Years	543
Expense Example, No Redemption, 5 Years	936
Expense Example, No Redemption, 10 Years	2,036
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	58	[1]
Expense Example, No Redemption, 3 Years	183	[1]
Expense Example, No Redemption, 5 Years	319	[1]
Expense Example, No Redemption, 10 Years	716	[1]
Class N
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	477
Expense Example, No Redemption, 5 Years	833
Expense Example, No Redemption, 10 Years	1,837
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	241
Expense Example, No Redemption, 5 Years	418
Expense Example, No Redemption, 10 Years	$ 934

[1]	Based on estimated expenses for Class I shares for the first fiscal year.